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                                                               LIFEPOINTS FUNDS
                                                    RUSSELL INSTITUTIONAL FUNDS
                                                        RUSSELL SPECIALTY FUNDS
                                           CLASS S AND CLASS E OF RUSSELL FUNDS

                       FRANK RUSSELL INVESTMENT COMPANY

                     SUPPLEMENT DATED NOVEMBER 20, 1998 TO

                        PROSPECTUSES DATED MAY 1, 1998

  The following information supplements all Prospectuses of the Frank Russell Investment Company (the "Company") dated May 1, 1998, although not all information pertains to every Fund.

  NEW ADVISORY AGREEMENT AND CHANGE OF CONTROL -- ALL FUNDS -- The following information supplements the section of the prospectus entitled "GENERAL MANAGEMENT OF THE FUNDS."

  On November 19, 1998, shareholders of each of the Funds approved a new investment advisory agreement (the "Advisory Agreement") with Frank Russell Investment Management Company ("FRIMCo"). The Advisory Agreement restructures the manner in which services are provided to the Funds and provides for compensation to FRIMCo for managing certain additional assets. The previous management agreement with FRIMCo dated April 1, 1995 called for FRIMCo to provide both investment advisory and administrative services to each of the Funds. The Advisory Agreement will encompass only investment advisory services; administrative services will be provided under a separate administration agreement.

  Under the Advisory Agreement, the fee paid to FRIMCo is changed in three respects:

    (i) The fee paid by each Fund under the Advisory Agreement is reduced by the amount of the fee payable by that Fund pursuant to its administration agreement;

    (ii) In consideration for FRIMCo assuming the responsibility for managing additional assets of each of the Funds that are not treated as net assets, FRIMCo will be paid a fee of not more than 0.07 of 1% per annum of such assets; and

    (iii) The stated advisory fee paid by the Limited Volatility Tax Free Fund under the previous management agreement has been reduced from 0.50% to 0.30% (including a 0.05% reduction resulting from the shift of administrative fees).
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  In other respects the terms of the Advisory Agreement, including the advisory fees payable by the Funds, are substantially identical to those of the previous management agreement. The new Advisory Agreement is expected to be implemented on or after December 1, 1998.

  In addition to approving the proposed Advisory Agreement at the meeting, the shareholders of all of the Funds also approved a new advisory agreement to become effective upon the termination of the Advisory Agreement due to change of control of FRIMCo's parent, the Frank Russell Company ("FRC"). FRC has approved an Agreement and Plan of Merger (the "Plan") with The Northwestern Mutual Life Insurance Company ("Northwestern"), pursuant to which Northwestern will acquire FRC, the sole shareholder of FRIMCo, effective January 1, 1999. Under the Investment Company Act of 1940, the Advisory Agreement terminates automatically upon the acquisition of FRC by Northwestern. Under the Plan, FRC will retain its identity and operating independence, and will continue to operate globally as a separate company.

  In anticipation of the acquisition and the resulting termination, the Board and the shareholders of the Investment Company approved the execution of another Advisory Agreement between the Company and FRIMCo. This will permit FRIMCo to continue to provide advisory services to the Funds. Except as to the date, the terms of the second advisory agreement are identical to the Advisory Agreement.

CHANGES TO INVESTMENT RESTRICTIONS -- ALL FUNDS

  REVISIONS. 1. On November 19, 1998, shareholders of all Funds approved a change to the fundamental investment restriction which limits the amount which the Funds may borrow. The revised restriction allows a higher borrowing level for the purpose of meeting shareholder redemption requests. Previously, each Fund's restriction limited all borrowings to not more than 5%, and permitted borrowing only for temporary or emergency purposes. Each Fund's restriction has been revised to permit additional borrowings, up to 33 1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings, to pay redemptions by shareholders.

  2. The National Securities Markets Improvement Act of 1996 ("NSMIA") includes provisions preempting state laws regulating operations of registered investment companies. As a result, certain investment policies and restrictions adopted by the Funds in the past no longer apply to the Funds, and have been repealed. The fundamental restrictions which were eliminated at the meeting on November 19, 1998, governed: investment in interests in oil, gas or other mineral exploration or development programs (except with respect to the Limited Volatility Tax Free Fund, for which the restriction

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still applies); investment in securities of unseasoned issuers if, as a result, more than 5% of the Fund's total assets would then be invested in such securities; purchase by a Fund of the securities of an issuer in which directors and officers may have more than a five percent interest; and limits on the purchase of warrants by the Funds.

REVISED FUNDAMENTAL INVESTMENT OBJECTIVE AND CHANGE OF NAME -- LIMITED VOLATILITY TAX FREE FUND

  REVISED FUNDAMENTAL INVESTMENT OBJECTIVE. On November 19, 1998, the shareholders of the Limited Volatility Tax Free Fund (the "Tax Free Fund") revised the investment objective of the Tax Free Fund to increase the range of maturities of securities which the Tax Free Fund may acquire. The revised investment objective requires the Fund to seek to provide a high level of federal tax-exempt current income by investing primarily in a diversified portfolio of investment grade municipal securities. In addition, in keeping with the restatement of the investment objective, the Fund will be changing its name to the "Tax Exempt Bond Fund." The implementation of the new investment objective and the change of name are each expected to be effective as of January 4, 1999.

REORGANIZATION OF THE VOLATILITY CONSTRAINED BOND FUND ("BOND FUND") AND THE FIXED INCOME II FUND; RESTRICTION ON FURTHER INVESTMENTS IN THE BOND FUND

  On November 23, 1998, the shareholders of the Bond Fund are expected to approve an Agreement and Plan of Reorganization (the "Plan"), under which the Bond Fund will merge into the Fixed Income II Fund on or after February 1, 1999. Under the Plan, the assets of the Bond Fund will be acquired by the Fixed Income II Fund (which is expected to change its name to Short-Term Bond Fund on January 4, 1999), and Bond Fund shareholders will receive Class S shares of the Fixed Income II Fund. The Bond Fund will then dissolve.

  Effective November 23, 1998, purchases of shares of the Bond Fund will no longer be accepted from investors who are not current shareholders. Current shareholders of the Bond Fund may continue to make additional investments until January 4, 1999. After that date, shares of the Bond Fund will no longer be available. Upon the completion of the reorganization, all shares owned by a shareholder will be held in a single account in the Fixed Income II Fund.

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CHANGES IN MONEY MANAGERS

  EFFECTIVE AUGUST 20, 1998, EQUITY II AND SPECIAL GROWTH FUNDS ARE BEING MANAGED BY THE FOLLOWING MONEY MANAGERS:

 Equity II Fund and Special Growth Fund Money Managers

  Delphi Management, Inc., 30 Rowes Wharf, Suite 440, Boston, MA 02110, is 100% owned by Scott Black.

  Fiduciary International, Inc., 2 World Trade Center, New York, NY 10048, an investment adviser registered with the SEC, is an indirect wholly-owned subsidiary of Fiduciary Trust Company International, a New York State chartered bank.

  GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121, is a California limited partnership and an SEC registered investment adviser. Its general partners are Robert J. Anslow, Jr. and Marina L. Marelli.

  Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068, is 100% owned by Bruce Jacobs and Kenneth Levy.

  Sirach Capital Management, Inc., One Union Square, Suit 3323, 600 Union Street, Seattle, WA 98101, is a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

  Wellington Management Company LLP, 75 State Street, Boston, MA 02109, is a private Massachusetts limited liability partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John R. Ryan.

  Westpeak Investment Advisors, L.P., 1011 Walnut Street, Suite 400, Boulder, CO 80302, is indirectly controlled by Metropolitan Life Insurance Company.

  EFFECTIVE AUGUST 20, 1998, THE LIMITED VOLATILITY TAX FREE FUND IS BEING MANAGED BY THE FOLLOWING MONEY MANAGERS:

 Limited Volatility Fund Money Managers

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116, is a wholly-owned, indirect subsidiary of Sun Life Assurance Company of Canada (US), a mutual insurance company.

  Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111, is a company whose ownership is divided among seventeen directors, with no director having more than a 25% ownership interest.

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  EFFECTIVE OCTOBER 8, 1998, EQUITY III, EQUITY INCOME, INTERNATIONAL,
INTERNATIONAL SECURITIES AND TAX FREE MONEY MARKET FUNDS ARE BEING MANAGED BY THE FOLLOWING MONEY MANAGERS:

 Equity III Fund and Equity Income Fund Money Managers

  Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

  Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

  Westpeak Investment Advisors, L.P., 1011 Walnut Street, Suite 400, Boulder, CO 80302, is indirectly controlled by Metropolitan Life Insurance Company.

 International Fund and International Securities Fund Money Managers

  J.P. Morgan Investment Management, Inc., 522 Fifth Ave., New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

  Marathon Asset Management Limited, Orion House, 5 Upper St. Martin's Lane, London, England WC2H 9EA, is a corporation 33.3% owned by each of the following: Jeremy Hosking, William Arah and Neil Ostrer.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004, is a Washington limited liability corporation that is controlled by the following founding members: Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

  Oeschle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110, is a Delaware limited liability company that is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, Walter Oeschle, L. Sean Roche, Steven H. Schaefer, Warren R. Walker and Andrew S. Parlin.

  Rowe Price-Fleming International, Inc. 100 East Pratt Street, 9th Floor, Baltimore, MD 21202, and 4th Floor, 25 Copthall Ave., London, England
  EC2R 7DR, which is a joint venture of T. Rowe Price Associates, Inc., and The Fleming Group, each of which owns 50% of the company. Ownership of The Fleming Group holding is split equally between Copthall Overseas Limited, a subsidiary of Robert Fleming Holdings, and Jardine Fleming International Holdings Limited, a subsidiary of Jardine Fleming Holdings. Robert Fleming Holdings is a

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  London-based UK holding company with the majority of the shares distributed: 51% to public companies and 38% to the Fleming family. Jardine Fleming is a Hong Kong-based holding company which is owned 50% by Robert Fleming Holdings and 50% by Jardine Matheson & Co., the Hong Kong trading company, a wholly owned subsidiary of Jardine Matheson Holdings Limited. The stock of T. Rowe Price Associates, Inc. is publicly traded with a substantial percentage of such stock owned by the company's active management.

  Sanford C. Bernstein, Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals:
  Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

  The Boston Company Asset Management, Inc., One Boston Place, 14th Floor, Boston, MA 02108-4402, is 100% owned by Mellon Bank Corporation, a publicly held corporation.

 Tax Free Fund Money Manager

  Weiss Peck & Greer L.L.C., One New York Plaza, New York, NY 10004, is a registered investment advisor which is a wholly-owned subsidiary of Robeco Groep N.V.

  EFFECTIVE NOVEMBER 20, 1998, EQUITY I AND DIVERSIFIED EQUITY FUNDS ARE BEING MANAGED BY THE FOLLOWING MONEY MANAGERS:

 Equity I Fund and Diversified Equity Fund Money Managers

  Alliance Capital Management L.P., First Bank Place, 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, is a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. AXA, a French insurance holding company owns 60.5% of The Equitable.

  Barclays Global Investors N.A., 45 Fremont Street, San Francisco, CA 94105, is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

  Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

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  INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 500,
  Atlanta, GA 30309, is a corporation whose indirect parent is AMVESCO, PLC, a London-based financial services holding company.

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.

  Morgan Stanley Asset Management, Inc., 1221 Avenue of the Americas, New York, NY 10020, is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a publicly held corporation.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308 Peachtree is a unit of the Smith Barney Asset Management division of Smith Barney Mutual Funds Management, Inc., which is a wholly owned subsidiary of Travelers Group Inc.

  Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals:
  Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

  Suffolk Capital Management, Inc., 250 West 57th Street, Suite 420, New York, NY 10107. Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

  Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

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PURCHASING AND REDEEMING SHARES -- ALL FUNDS

  Effective August 20, 1998, Frank Russell Investment Company made the following changes:

  PURCHASING SHARES. The second paragraph of the section captioned "How to Purchase Shares -- Paying for Shares," is revised to read in its entirety as follows:

  "Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However exceptions may be made by prior special arrangement with certain Financial Intermediaries."

  REDEEMING SHARES. The first paragraph of the section captioned "How to Redeem Shares," is revised to read in its entirety as follows:

  "Shares of the Funds may be redeemed on any business day the Funds are open at the next net asset value per share calculated after receipt of an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for liquidation for 15 days following the purchase to assure payment has been collected."


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